SCHEDULE OF LONG-TERM INVESTMENTS (Details) ¥ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)
Total long-term investments			¥ 279,300
Jincheng Consumer Finance Sichuan Co Ltd [Member]
Equity investments accounted for using the measurement alternative			¥ 279,300